Dividend - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Dividends [abstract]
Dividends paid	₩ 450,394	₩ 326,487	₩ 269,659
Dividends paid per share	₩ 1,910	₩ 1,350	₩ 1,100
Dividends declared	₩ 501,844
Dividends declared per share	₩ 1,960